1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

September 10, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Investment Trust
Post-Effective Amendment No. 56 to Registration Statement on Form N-1A
Securities Act File No. 333-206784
Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 56 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 59 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to file an updated legal opinion of Venable LLP with respect to the legality of shares of Western Asset Total Return ETF (the “Fund”), as requested by the staff. The Amendment also incorporates the Trust’s responses to the staff’s comments provided with respect to previously filed Post-Effective Amendment No. 53 with respect to the Fund.

As discussed with the staff, on September 6, 2018 the Fund’s listing exchange, The NASDAQ Stock Market LLC (“NASDAQ”), received approval of a proposed rule change pursuant to Section 19b(b)(1) of the Securities and Exchange Act of 1934 and Rule 19b-4 thereunder since the Fund will not comply with NASDAQ’s generic listing standards for actively-managed fixed income ETFs.

The Trust, on behalf of the Fund, will separately be seeking acceleration of the effectiveness of this Amendment.

If you have any questions or comments, please call me at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC
Rosemary D. Emmens, Legg Mason & Co., LLC
Neesa P. Sood, Willkie Farr & Gallagher LLP

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